Equity (Tables)	12 Months Ended
Oct. 31, 2019
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2019			2018
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 16 (1)	–	–	–	–	–	0.64
Class B – Series 17 (2)	–	–	–	–	–	0.52
Class B – Series 25	9,425,607	236	0.45	9,425,607	236	0.45
Class B – Series 26	2,174,393	54	0.70	2,174,393	54	0.59
Class B – Series 27	20,000,000	500	0.98	20,000,000	500	1.00
Class B – Series 29	16,000,000	400	0.96	16,000,000	400	0.98
Class B – Series 31	12,000,000	300	0.95	12,000,000	300	0.95
Class B – Series 33	8,000,000	200	0.95	8,000,000	200	0.95
Class B – Series 35	6,000,000	150	1.25	6,000,000	150	1.25
Class B – Series 36	600,000	600	58.50	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.21
Class B – Series 40	20,000,000	500	1.13	20,000,000	500	1.13
Class B – Series 42	16,000,000	400	1.10	16,000,000	400	1.10
Class B – Series 44 (3)	16,000,000	400	1.44	16,000,000	400	–
Class B – Series 46 (4)	14,000,000	350	0.77	–	–	–
Preferred Shares – Classified as Equity		4,690			4,340
Other Equity Instruments (5)		658			–
Preferred Shares and Other Equity Instruments		5,348			4,340
Common Shares
Balance at beginning of year	639,329,625	12,929		647,816,318	13,032
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	–	–		–	–
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	902,651	62		1,513,307	99
Repurchased for cancellation	(1,000,000)	(20)		(10,000,000)	(202)
Balance at End of Year	639,232,276	12,971	4.06	639,329,625	12,929	3.78

(1)
On August 25, 2018, we redeemed all 6,267,391
Non-Cumulative
Perpetual Class B Preferred Shares, Series 16, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.64 per share and 6,267,391 shares were outstanding at the time of the dividend declaration.

(2)
On August 25, 2018, we redeemed all 5,732,609
Non-Cumulative
Perpetual Class B Preferred Shares, Series 17, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.52 per share and 5,732,609 shares were outstanding at the time of the dividend declaration.

(3)	On September 17, 2018, we issued 16 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 44, at a price of $25.00 cash per share for gross proceeds of $400 million.
(4)	On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 46, at a price of $25.00 cash per share for gross proceeds of $350 million.
(5)	On July 30, 2019, we issued US$500 million 4.800% Additional Tier 1 Capital Notes.

Summary Of Preferred Share Rights And Privileges
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 25	25.00	$0.112813	(2)	1.15%	August 25, 2021	(3)(4)	Class B – Series 26	(8)
Class B – Series 26	25.00	Floating	(7)	1.15%	August 25, 2021	(3)(5)	Class B – Series 25	(8)
Class B – Series 27	25.00	$ 0.24075	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(8)(9)
Class B – Series 29	25.00	$ 0.2265	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(8)(9)
Class B – Series 31	25.00	$ 0.2375	(2)	2.22%	November 25, 2019	(3)(4)	Class B – Series 32	(8)(9)
Class B – Series 33	25.00	$ 0.2375	(2)	2.71%	August 25, 2020	(3)(4)	Class B – Series 34	(8)(9)
Class B – Series 35	25.00	$ 0.3125		Does not reset	August 25, 2020	(6)	Not convertible	(9)
Class B – Series 36	1,000.00	$ 14.6250	(2)	4.97%	November 25, 2020	(3)(4)	Class B – Series 37	(8)(9)
Class B – Series 38	25.00	$0.303125	(2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(8)(9)
Class B – Series 40	25.00	$ 0.28125	(2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(8)(9)
Class B – Series 42	25.00	$ 0.2750	(2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(8)(9)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(8)(9)
Class B – Series 46	25.00	$ 0.31875	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(8)(9)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become fixed rate preferred shares.
(6)	Series 35 is subject to a redemption premium if redeemed prior to August 25, 2024.
(7)	Floating rate will be set as, and when declared, at the 3-month Government of Canada treasury bill yield plus a reset premium.
(8)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(9)
The shares issued include a non-viability contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.

Additional Tier 1 Capital Notes (NVCC) [member]
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
On July 30, 2019, we issued US$500 million 4.800% Additional Tier 1 Capital Notes (Non-Viability Contingent Capital (“NVCC”)) (“notes”), which are classified as equity and form part of our additional Tier 1 non-viability
contingent capital. The notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability component of the notes and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the notes will be recorded when payable. The rights of the holders of our notes are subordinate to the claims of the depositors and certain other creditors, but rank above our common and preferred shares.

(Canadian $, in millions, except as noted)						2019	2018
	Face value		Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% Additional Tier 1 Capital Notes	US$	500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	–
Total						658	–

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date in 2024 or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.